INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

12.                               INCOME TAXES

The current and deferred components of income tax expense (benefit) were as follows:

	Years ended December 31,
	2010	2011	2012
Current
PRC	5,224	2,269	3,082
Others	200	—	236
Total current income taxes	5,424	2,269	3,318

Deferred
PRC	(1,276)	(3,031)	(1,279)
Others	(48)	(1,029)	105
Total deferred income taxes	(1,324)	(4,060)	(1,174)
Total income tax provision (benefit)	4,100	(1,791)	2,144

British Virgin Islands

The Company and its subsidiaries that were incorporated in the BVI are not subject to taxation in their country of incorporation.  The Group has certain business activities conducted in the PRC which is only subject to PRC income taxes.  Subsidiaries incorporated in the BVI include Triumph and Konwell.

Hong Kong

King’s was established in Hong Kong and is subject to Hong Kong profit tax at 16.5%.

Japan

Entoh was established in Japan and is subject to Japanese income taxes at 37%.

Taiwan

Taiwan Camelot, Hwawei, VLife and Harmonation were subject to Taiwan income taxes at 17% from 2010 to 2012.

PRC

The Group’s PRC entities are subject to an enterprise income tax rate at 25% tax rate pursuant to the PRC Enterprise Income Tax (EIT), other than the preferential tax treatment enjoyed by certain entities presented below.

Subsidiaries	0%	10%	12.5%	15%	20%	22%	24%

Camelot Beijing	—	—	—	2010 - 2013	—	—	—
Red River Valley	—	—	—	2010 - 2013	—	—	—
Yinfeng	—	—	—	2010 - 2013	—	—	—
Agree Zhuhai	—	—	—	2010 - 2013	—	—	—
Tansun Beijing	—	—	—	2010 - 2014	—	—	—
Faceita	—	—	—	2010 - 2014	—	—	—
Bayshore	—	—	—	2010 - 2014	—	—	—
Dimension	—	—	—	2011- 2013	—	—	—
Jiaxing Camelot	—	—	2010-2012	—	—	—	—
Shanghai Camelot	—	—	—	—	—	2010	2011
Asialink	—	—	—	—	—	2010	2011
Dalian Yuandong	—	—	2010-2011	2012	—	—	—
Agree Shanghai	2010-2011	—	—	—	—	—	—
Huaqiao	2010-2011	—	2012-2014	—	—	—	—
Kunshan	2011-2012	—	2013-2015	—	—	—	—
Beijing Heng En	—	2011-2012	—	—	—	—	—

An enterprise which qualifies as a high and new technology enterprise (“HNTE”) is entitled to a tax rate of 15%. In 2008 Camelot Beijing, Red River Valley, Yinfeng, and Agree Zhuhai obtained the new HNTE status, which was renewed by these companies in 2011. Therefore, they were entitled to the preferential income tax rate of 15% till 2013.  Bayshore, Faceita and Tansun Beijing obtained the HNTE status in 2009, which was renewed by the companies in 2012. Therefore, they were entitled to the preferential income tax rate of 15% till 2014.  Dimension obtained the HNTE status in 2011 and entitled to the preferential income tax rate of 15% till 2013. The Group believes it is highly likely that its qualifying entities will continue to obtain the renewal in the future and has assumed so in the computation of deferred tax. If the Group’s qualifying entities failed to obtain such renewals, then the net deferred tax liability balance as of December 31, 2012 would increase by US$624, with a corresponding increase in the income tax expenses.

Jiaxing Camelot qualified as a “manufacturing foreign-invested enterprise” and therefore was entitled to a two-year EIT exemption from the earlier of its first tax-profitable year 2008 and followed by a 50% reduction in tax rate for the succeeding three years.  Accordingly, Jiaxing Camelot was entitled to EIT exemption for 2008 and 2009 and a preferential tax rate of 12.5% from 2010 to 2012.

Shanghai Camelot and Asialink were entitled to preferential tax rates based on their qualifications as “Software Enterprise of Pu Dong District of Shanghai” and subjected to a 24% tax rate in 2011 and Dalian Yuandong was subjected to a 12.5%   and 15% tax rate in 2011 and 2012.

Huaqiao and Agree Shanghai qualified as “Software Enterprise” in 2010 and were entitled to a two-year EIT exemption for 2010 and 2011, followed by a 50% reduction in tax rate for the succeeding three years. But Agree Shanghai expected that it will not obtain “Software Enterprise” certificate in 2012, therefore it is expected that Agree Shanghai will not entitle to the 50% reduction in rate from 2012.

Kunshan qualified as “Software Enterprise” in 2011 and was entitled to a two-year EIT exemption for 2011 and 2012, followed by a 50% reduction in tax rate for the succeeding three years.

The taxable income of Beijing Heng En is deemed to be 10% of its annual revenues starting from 2011 as approved by the relevant local tax authority.

The principal components of deferred income taxes were as follows:

	December 31,
	2011	2012

Current deferred tax assets:
Provision for doubtful accounts	560	773
Accrued payroll	1,370	1,715
Less: Valuation allowance	—	(222)
Current deferred tax assets, net	1,930	2,266
Non-current deferred tax assets:
Net operating losses	2,758	5,558
Research and development cost deferred for tax purposes	509	68
Less: Valuation allowance	(2,070)	(5,013)
Non-current deferred tax assets, net	1,197	613
Non-current deferred tax liabilities:
Intangible assets acquired in business acquisitions	2,871	1,717
Non-current deferred tax liability, net	2,871	1,717

The net operating loss carry forwards generated by a particular entity in the Group cannot be transferred or utilized by other entities within the Group. The net operating loss carry forwards for the PRC subsidiaries was US$18,076 as of December 31, 2012 and will expire on various dates through 2017.

Valuation allowances have been established because the Group believes that it is more likely than not that its deferred tax assets will not be realized as it is not expected to generate sufficient taxable income in future. As of December 31, 2011 and 2012, valuation allowance was US$2,070 and US$5,235, respectively.

Reconciliation between the statutory PRC enterprise income tax rate of 25% and the effective tax rate is as follows:

	Years ended December 31,
	2010	2011	2012

Statutory income tax under PRC	5,789	(10,704)	(9,564)
Effect of income not taxable for tax purposes	(160)	(43)	(144)
Effect of expenses not deductible for tax purposes	1,618	1,399	8,765
Different tax jurisdictions	569	11,693	2,308
Effect of income tax holiday and relief	(3,713)	(5,842)	(3,157)
Effect of deemed income for tax purpose	228	497	886
Changes in valuation allowance	(231)	1,209	3,050
Effective tax amount	4,100	(1,791)	2,144

If the tax holidays granted to Camelot Beijing, Red River Valley, Yinfeng, Jiaxing Camelot, Shanghai Camelot, Asialink, Beijing Heng En, Bayshore, Faceita, Dalian Yuandong, Agree Zhuhai, Kunshan, Dimension, Huaqiao and Tansun Beijing were not available, provisions for income taxes and net income per share would be as follows:

	Years ended December 31,
	2010	2011	2012

Provisions for income taxes	7,813	4,051	5,301

Net income (loss) per ordinary share - basic	0.10	(0.25)	(0.25)
Net income (loss) per ordinary share - diluted	0.09	(0.25)	(0.25)

The Group did not identify any significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012.  The Group did not incur any interest and penalties related to potential underpaid income tax expenses and does not anticipate any significant charge in the unrecognized tax benefits within 12 months from December 31, 2012.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the ‘‘SAT’’) issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the ‘‘de facto management body’’ of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to make clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding US$15 (RMB100,000) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The relevant tax authorities of the Group’s subsidiaries have not conducted a tax examination on the PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2008 to 2012 of the Group’s PRC subsidiaries remain subject to tax audits as of December 31, 2012, at the tax authority’s discretion.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution to the Company of approximately US$82,718 at December 31, 2012  are considered to be indefinitely reinvested and accordingly, no provision has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company.  The Chinese tax authorities have also clarified that distributions made out of pre January 1, 2009 retained earnings will not be subject to the withholding tax.